Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents
Schedule of cash and cash equivalents

Cash and cash equivalents
in € THOUS
	2023	2022
Cash	1,079,063	911,015
Securities and time deposits	324,429	362,772
Cash and cash equivalents	1,403,492	1,273,787